Significant Customer Concentration	12 Months Ended
Dec. 31, 2016
Photomedex, Inc. [Member]
Significant Customer Concentration	Note 14 Significant Customer Concentration: No single customer accounted for more than 10% of total company revenues for the years ended December 31, 2016 and 2015.